Property and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Property, Plant, and Equipment:
Property, Plant and Equipment

 Property and equipment consist of the following:

	March 31, 2019	December 31, 2018
Vehicles	$29,598	$29,598
Furniture and equipment	45,322	41,422
Personal computers	17,901	17,901
	92,821	88,921
Less: accumulated depreciation	62,702	54,641
Total	$30,119	$34,280

For the three months ended March 31, 2019 and 2018, depreciation expense was $4,161 and $4,681, respectively.

As of December 31, 2018 and December 31, 2017, property and equipment consists of the following:

	December 31, 2018	December 31, 2017
Vehicles	$29,598	$29,598
Furniture and equipment	41,422	42,538
Personal computers	17,901	2,379
	88,921	74,515
Less: accumulated depreciation	54,641	38,834
Total	$34,280	$35,681